UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

Glenville, NY 12302

(Address of principal executive offices)

 (Zip code)

Electric City Funds, Inc.

1292 Gower Road

Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Electric City Value Fund

ALEXANDER & BALDWIN, INC.

Ticker Symbol:ALEX	Cusip Number:014482103
Record Date: 2/15/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touchee, LLP as the auditors of the corporation.	For	Issuer	For	With

ASHLAND

Ticker Symbol:ASH	Cusip Number:044209104
Record Date: 11/26/2007	Meeting Date: 1/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees 1-01-Bernadine P. Healty, MD, 02-Kathleen Ligocki, 03-James J. OBrien, 04-Barry W. Perry	For	Issuer	For	With
2	Ratification of Ernst & Young as Independent Auditors for fiscal 2008.	For	Issuer	For	With
3	Shareholder Proposal to initiate the appropriate process to implement majority voting for election of directors.	Against	Stockholder	Against	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 2/27/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A-1	Board of Directors nominees: 1a - William Barnett, III; 1b - Frank P. Bramble, Sr.; 1c - John T. Collins; 1d - Gary L. Countryman; 1e - Tommy R. Franks; 1f - Charles K. Gifford; 1g - Kenneth D. Lewis; 1h -Monica C. Lozano; 1i - Walter E. Massey; 1j - Thomas J. May; 1k - Patricia E. Mitchell; 1l - Thomas M. Ryan; 1m - O. Temple Sloan, Jr.; 1n - Meredith R. Spangler; 1o - Robert L. Tilman; 1p - Jackie M. Ward.	For	Issuer	For	With
B-2	Ratification of the Independent registered public accounting firm for 2008.	For	Issuer	For	With
C-3	Stockholder Proposal - Stock Options	Against	Stockholder	Against	With
C-4	Stockholder Proposal - Advisory Vote on Executive Comp.	Against	Stockholder	Against	With
C-5	Stockholder Proposal - Determination o CEO Comp.	Against	Stockholder	Against	With
C-6	Stockholder Proposal - Cumulative Voting	Against	Stockholder	Against	With
C-7	Stockholder Proposal - Independent Board Chairman	Against	Stockholder	Against	With
C-8	Stockholder Proposal - Special Shareholder Meetings	Against	Stockholder	Against	With
C-9	Stockholder Proposal - Equator Principles	Against	Stockholder	Against	With
C-10	Stockholder Proposal - Human Rights	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY, INC.

Ticker Symbol:BRBK	Cusip Number:084670207
Record Date: 3/5/2008	Meeting Date: 5/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With

COVIDIEN LTD

Ticker Symbol:COV	Cusip Number:G2552X108
Record Date: 1/16/2008	Meeting Date: 3/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1B	Election of Director: Robert H. Brust	For	Issuer	For	With
1C	Election of Director: John M. Connors, Jr.	For	Issuer	For	With
1D	Election of Director: Christopher J. Coughlin	For	Issuer	For	With
1E	Election of Director: Timothy M. donahue	For	Issuer	N/A	With
1F	Election of Director: Kathy J. Herbert	For	Issuer	For	With
1G	Election of Director: Randall J. Hogan, III	For	Issuer	For	With
1H	Election of Director: Richard J. Meelia	For	Issuer	For	With
1I	Election of Director: Dennis H. Reilley	For	Issuer	For	With
1J	Election of Director: Tadataka Yamada	For	Issuer	For	With
1K	Election of Director: Joseph A. Zaccagnino	For	Issuer	For	With
2	Appointment of independent audditors and authorization of the audit committee to set the auditors' remuneration.	For	Issuer	For	With
1A	Election of Director: Craig Arnold	For	Issuer	For	With

DECORATOR INDUSTRIES, INC.

Ticker Symbol:DII	Cusip Number:243631207
Record Date: 4/11/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Vot for Election of: 01-William C. Dixon; 02-Terrance H. Murphy; 03-Timothy J. Lindgren	For	Issuer	For	With

ECHO HEALTHCARE ACQUISITION CORP.

Ticker Symbol:EHHA	Cusip Number:27876C107
Record Date: 11/7/2007	Meeting Date: 12/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the second amended restated agreement and plan of merger dated as of October 23, 2007, by and among ECHO, PET DRX Acquisition Company, a wholly-owned subsidiary of ECHO, and XLNT Veterinary Care, Inc. and the transactions contemplated by the amended and restated merger agreement.	For	Issuer	For	With
2	To adopt the amended and restated certificate of incorporation of ECHO.	For	Issuer	For	With
3	To adopt the 2007 Stock Incentive Plan	For	Issuer	For	With
4	To approve the payment, out of proceeds currently held in trust, upon the consummation of the merger contemplated by the merger proposal of the consulting fees incurred by Windy City, Inc. for the benefit of ECHO pursuant to Windy City's engagement of strategic alliance network.	For	Issuer	For	With

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 5/25/2007	Meeting Date: 7/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With
3	ADOPTION OF THE PROPOSED AMENDMENTS TO THE 2006 STOCK INCENTIVE PLAN	Against	Issuer	For	Against

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:36904103
Record Date: 2/25/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Board of Directors: a1 - James I. Cash, Jr.; a2 - Sir William M. Castell; a3 - Ann M. Fudge; a4 - Claudio X. Gonzalez; a5 - Susan Hockfield; a6 - Jeffrey R. Immelt; a7 - Andrea Jung; a8 - Alan G. (A.G.) Lafley; a9 - Robert W. Lane; a10 - Ralph S. Larsen; a11 - Rochelle B. Lazarus; a12 - James J. Mulva; a13 - Sam Nunn; a14 - Roger S. Penske; a15 - Robert J. Swieringa; - 16 - Doulgas A. Warner III	For	Issuer	For	With
B	Ratification of KPMG	For	Issuer	For	With
1	Cumulative Voting	Against	Stockholder	Against	With
2	Separate the Roles of CEO and Chairman	Against	Stockholder	Against	With
3	Recoup Unearned Management Bonuses	Against	Stockholder	Against	With
4	Curb Over-Extended Directors	Against	Stockholder	Against	With
5	Report on Charitable Contributions	Against	Stockholder	Against	With
6	Global Warming Report	Against	Stockholder	Against	With
7	Advisory Vote on Executive Compensation	Against	Stockholder	Against	With

INVESCO LTD.

Ticker Symbol:IVZ	Cusip Number:G491BT108
Record Date: 3/14/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Board Member Rex D. Adams	For	Issuer	For	With
1B	Election of Board Member Sir John Banham	For	Issuer	For	With
1C	Election of Board Member Denis Kessler	For	Issuer	For	With
2	Apporval and ratification of Ernst and Young LLP as auditors	For	Issuer	For	With
3	Approval of 2008 Global Equity Incentive Plan	For	Issuer	For	With
4	Approval of Executive Incentive Bonus Plan	For	Issuer	For	With

INVESCO PLC

Ticker Symbol:IVZ	Cusip Number:46127U104
Record Date: 10/11/2007	Meeting Date: 11/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
C1	Court Meeting	For	Issuer	For	With
E1	To approve the scheme of arrangement between Invesco PLC and its shareholders pursuant to which Invesco LTD. will become the parent of Invesco PLC and all matters relating to the scheme of arrangement.	For	Issuer	For	With
E2	To approve subject to the scheme becoming effective, the issue of bonus shares to Invesco LTD. (The ""New Shares"").	For	Issuer	For	With
E3	To approve the reduction of capital relating to the new shares.	For	Issuer	For	With

LANDEC CORPORATION

Ticker Symbol:LNDC	Cusip Number:514766104
Record Date: 8/13/2007	Meeting Date: 10/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees: Gary T. Steele, Nicholas Tompkins, Duke K. Bristow, PH.D., Robert Tobin	For	Issuer	For	With
2	To ratify appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending May 25 2008.	For	Issuer	For	With
3	To authorize and approve a change of the company's domicile from California to Delaware effected by the merger of the company, a California Corporation, with and into Landec Corporation, a newly formed wholly-owned subsidiary of the company incorporated under the Delaware General Corporation Law, all as more fully described in the proxy statement.	For	Issuer	For	With

LIZ CLAIRBORNE, INC.

Ticker Symbol:LIZ	Cusip Number:539320101
Record Date: 3/18/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director Kenneth B. Gilman	For	Issuer	For	With
1B	Election of Director Kay Koplovitz	For	Issuer	For	With
1C	Election of Director William L. McComb	For	Issuer	For	With
1D	Election of Director Oliver R. Sockwell	For	Issuer	For	With
2	Ratification of the appointment of the Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Stockholder Proposal concerning simple majority vote	Against	Stockholder	Against	With

MARATHON OIL CORP

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 3/3/2008	Meeting Date: 4/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director, Charles F. Bolden, Jr. for a one-year term expiring in 2009.	For	Issuer	For	With
1B	Election of director Gregory H. Boyce for a one-year term expiring in 2009.	For	Issuer	For	With
1C	Election of director Shirley Ann Jackson for a one-year term expiring in 2009.	For	Issuer	For	With
1D	Election of director, Phillip Lader, for a one-year term expiring in 2009.	For	Issuer	For	With
1E	Election of director, Charles R. Lee for a one-year term expiring in 2009.	For	Issuer	For	With
1F	Election of director, Dennis H. Reilley, for a one-year term expiring in 2009.	For	Issuer	For	With
1G	Election of director Seth E. Schofield for a one-year term expiring in 2009;	For	Issuer	For	With
1H	Election of director John W. Snow for a one-year term expiring in 2009.	For	Issuer	For	With
1I	Election of Thomas J. usher for a one-year term expiring in 2009.	For	Issuer	For	With
2	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent auditor for 2008.	For	Issuer	For	With
3	Stockholder Proposal to amend our By-laws to allow stockholders to call special meetings.	Against	Stockholder	Against	With
4	Stockholder Proposal to adopt a policy for ratification of executive compenssation.	Against	Stockholder	Against	With

MOD-PAC CORP.

Ticker Symbol:MPAC	Cusip Number:607495108
Record Date: 3/14/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors as recommend by Board.	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young, LLP as the independent registered public accounting firm for the company for the current year.	For	Issuer	For	With
3	To consider and vote upon a Shareholder Proposal recommending the Board of Directors take action to convert all of the company's shares of Class B stock into shares of common stock.	For	Stockholder	Against	Against

MONEY MARKET PORTFOLIO-SELECT CLASS

Ticker Symbol:FMYXX	Cusip Number:192826501
Record Date: 2/19/2008	Meeting Date: 4/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 1-01-James C. Curvey, 02-Albert R. Gamper, Jr., 03-George H. Heilmeier, 04-Arthur E. Johnson, 05-Edward C. Johnson 3d, 06-James H. Keyes, 07-Marie L. Knowles, 08-Kenneth L. Wolfe	For	Issuer	For	With

MOVADO GROUP, INC.

Ticker Symbol:MOV	Cusip Number:624580106
Record Date: 4/21/2008	Meeting Date: 6/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors(s): Richard Cote, Efram Grinberg, Gedalio Grinberg, Margaret Hayes-Adame, Alan H. Howard, Richard Isserman, Nathan Leventhal, Donald Oresman, Leonard L. Silverstein	For	Issuer	For	With
2	Proposal to rafity and approve the selection by the audit committee of the Board of Directors of PricewaterHouseCoopers LLP as independent public accountants for the company for the fiscal year ending January 31, 2009.	For	Issuer	For	With

SCHERING-PLOUGH CORPORATION

Ticker Symbol:SGP	Cusip Number:806605101
Record Date: 3/28/2008	Meeting Date: 5/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Hans W. Becherer, Thomas J. Colligan, Fred Hassan, C. Robert Kidder, Eugene R. McGrath, Carl E. Mundy, Jr., Antonio M. Perez, Patricia F. Russo, Jack L. Stahl, Craig B. Thompson, M.D., Kathryn C. Turner, Robert F. W. van Oordt, and Arthur F. Weinbach.	For	Issuer	For	With
2	Ratify the designation of Deloitte & Touche LLP to audit the books and accounts for 2008.	For	Issuer	For	With

STEINER LEISURE LIMITED

Ticker Symbol:STNR	Cusip Number:P8744Y102
Record Date: 4/18/2008	Meeting Date: 6/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend A Vote for Election of the Following Nominees: 01 - Leonard I. Fluxman, 02 - Steiner Warshaw, 03 - Steven J. Preston.	For	Issuer	For	With
2	Ratification of the Appointment of Ernst & Young LLP as Independent Auditors for the 2008 Fiscal Year.	For	Issuer	For	With

STOCKGROUP INFORMATION SYSTEMS, INC

Ticker Symbol:SWEB	Cusip Number:861273100
Record Date: 5/12/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR NOMINEES PROPOSED AS DIRECTORS	For	Issuer	For	With
2	To appoint DeLoitte & Touche LLP as independent auditors.	For	Issuer	For	With
3	To approve the amended and restated stock option plan.	For	Issuer	For	With
4	To approve the amendment of the articles of incorporation to change the name of the company.	For	Issuer	For	With
5	To grant the proxyholder authority to vote at his/her discretion on any other business or amendment or variation to the previous resolutions.	For	Issuer	For	With

SUPERIOR INDUSTRIES INTERNATIONAL

Ticker Symbol:SUP	Cusip Number:868168105
Record Date: 4/4/2008	Meeting Date: 5/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of 2008 Equity Incentive Plan	For	Issuer	For	With
3	Approval of Shareholder Proposal to Change Voting Standard For Director Elections	Against	Stockholder	Against	With
1	Directors Vote: 01 - Louis L. Borick; 02-Steven J. Borick; 03-Francisco S. Urgana.	For	Issuer	For	With

TEJON RANCH CO.

Ticker Symbol:TRC	Cusip Number:879080109
Record Date: 3/14/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Election: 01-John L. Goolsby; 02-Norman Metcalfe; 03-Kent G. Snyder; 04-Michael H. Winer	For	Issuer	For	With
2	Ratification of Ernst 7 Young, LLP as the Company's Independent Public Accountants for 2008	For	Issuer	For	With
3	Approve Amendments to the 1998 Stock Incentive Plan	For	Issuer	For	With
4	Approve Amendments to the Non-Employee Director Stock Incentive	For	Issuer	For	With

THE ALLSTATE CORPORATION

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/24/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director F. Duane Ackerman	For	Issuer	For	With
1B	Election of Director Robert D. Beyer	For	Issuer	For	With
1C	Election of Director W. James Farrell	For	Issuer	For	With
1D	Election of Director Jack M. Greenberg	For	Issuer	For	With
1E	Election of Director Ronald T. Lemay	For	Issuer	For	With
1F	Election of Director J. Christopher Reyes	For	Issuer	For	With
1G	Election of Director H. John Riley, Jr.	For	Issuer	For	With
1H	Election of Director Joshua I. Smith	For	Issuer	For	With
1I	Election of Judith A. Sprieser	For	Issuer	For	With
1J	Election of Director Mary Alice Taylor	For	Issuer	For	With
1K	Election of Director Thomas J. Wilson	For	Issuer	For	With
2	Ratification of the Appointment of Deloitte & Touche LLP as Allstate's Independent Registered Public Accountant for 2008	For	Issuer	For	With
3	Stockholder Proposal Calling for Cummmulative Voting in the Election of Directors	Against	Stockholder	Against	With
4	Stockholder Proposal Seeking the Right to Call Special Shareholder Meetings	Against	Stockholder	Against	With
5	Stockholder Proposal Seeking an Advisory Resolution to Ratify Compensation of the Named Executive Officers	Against	Stockholder	Against	With

THE TORONTO-DOMINION BANK

Ticker Symbol:TD	Cusip Number:891160509
Record Date: 2/11/2008	Meeting Date: 4/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors, 01-William Bennett; 02-Hugh J. Bolton; 03-John L. Bragg; 04-W. Edmund Clark; 05-Wendy K. Dobson; 06-Donna M. Hayes; 07-Henry H. Ketcham; 08-Pierre H. Lessard; 09-Harold H. Mackay; 10-Brian F. Macneill; 11-Irene R. Miller; 12-Nadir H. Mohamed; 13-Roger Phillips; 14-Wilbur J. Prezzano; 15-William J. Ryan; 16-Helen K. Sinclair; 17-John M. Thomopson.	For	Issuer	For	With
2	Appointment of Auditor named in the management proxy circular.	For	Issuer	For	With
3	Shareholder Proposal A	Against	Stockholder	Against	With
4	Shareholder Proposal B	Against	Stockholder	Against	With
5	Shareholder C	Against	Stockholder	Against	With
6	Shareholder Proposal D	Against	Stockholder	Against	With
7	Shareholder Proposal E	Against	Stockholder	Against	With
8	Shareholder Proposal F	Against	Stockholder	Against	With
9	Shareholder Proposal G	Against	Stockholder	Against	With
10	Shareholder Proposal H	Against	Stockholder	Against	With
11	Shareholder Proposal I	Against	Stockholder	Against	With
12	Shareholder Proposal J	Against	Stockholder	Against	With
13	Shareholder Proposal K	Against	Stockholder	Against	With
14	Shareholder Proposal L	Against	Stockholder	Against	With
15	Shareholder Proposal M	Against	Stockholder	Against	With

VALUE LINE, INC.

Ticker Symbol:VALU	Cusip Number:920437100
Record Date: 8/9/2007	Meeting Date: 8/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors - H.A. Brecher, E.A. Buttner, J.B. Buttner, J. Eakman, D.T. Henigson, H. Padres, M.N. Ruth & E. Shanahan	For	Issuer	For	With

VERSANT CORPORATION

Ticker Symbol:VSNT	Cusip Number:925284309
Record Date: 2/26/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees: 1-01-Uday Bellary, 02-William Henry Delevati, 03-Dr. Herbert May, 04-Jochen Witte, 05-Bernhard Woebker	For	Issuer	For	With
2	To approve the amendment to the company's 2005 Directors stock option plan to increase the number of shares authorized for issuance under the plan by an additional 50,000 shares, from 49,000 to a total of 99,000 shares.	For	Issuer	For	With
3	To ratify the appointment of Grant Thornton LLP as the Company's Independent Registered Public accounting firm for the fiscal year ending October 21, 2008.	For	Issuer	For	With

XM SATELLITE RADIO HOLDINGS INC.

Ticker Symbol:XMSR	Cusip Number:983759101
Record Date: 5/12/2008	Meeting Date: 6/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors Vote	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as Independent Auditors	For	Issuer	For	With

XM SATELLITE RADIO HOLDINGS INC.

Ticker Symbol:XMSR	Cusip Number:983759101
Record Date: 10/1/2007	Meeting Date: 11/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the agreement and plan of merger, dated as of February 19, 2007, by and among Sirius Satellite Radio,Inc.., Vernon Merger Corporation and XM Satellite Radio Holdings Inc.	For	Issuer	For	With
2	Approve any motion to adjourn or postpone the special meeting to a later date or dates, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the proposal to adopt the agreement and plan of merger.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

* James W. Denney

President and Treasurer

Date: August 20, 2008

*Print the name and title of each signing officer under his or her signature.